Securities - Reconciliation from Amortized Cost to Estimated Fair Value of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available for sale:
Amortized cost	$ 54,025	$ 40,839
Gross unrealized gains	205	360
Gross unrealized losses	(737)	(631)
Estimated fair value	53,493	40,568
Held to maturity:
Amortized cost	16,307	20,979
Gross unrealized gains	292	291
Gross unrealized losses	(253)	(302)
Estimated fair value	16,346	20,968
U.S. Government sponsored entities
Available for sale:
Amortized cost	5,765	3,744
Gross unrealized gains	0	2
Gross unrealized losses	(74)	(30)
Estimated fair value	5,691	3,716
Held to maturity:
Amortized cost	3,026	3,530
Gross unrealized gains	0	0
Gross unrealized losses	(93)	(128)
Estimated fair value	2,933	3,402
State and political subdivisions
Available for sale:
Amortized cost	5,227	5,545
Gross unrealized gains	21	19
Gross unrealized losses	(56)	(62)
Estimated fair value	5,192	5,502
Held to maturity:
Amortized cost	1,113	2,306
Gross unrealized gains	144	181
Gross unrealized losses	0	(1)
Estimated fair value	1,257	2,486
Residential mortgage-backed securities
Available for sale:
Amortized cost	32,111	21,547
Gross unrealized gains	153	339
Gross unrealized losses	(386)	(255)
Estimated fair value	31,878	21,631
Held to maturity:
Amortized cost	3,958	4,799
Gross unrealized gains	59	98
Gross unrealized losses	(18)	(25)
Estimated fair value	3,999	4,872
Commercial mortgage-backed securities
Held to maturity:
Amortized cost	3,685	3,796
Gross unrealized gains	0	0
Gross unrealized losses	(142)	(148)
Estimated fair value	3,543	3,648
Corporate and other securities
Available for sale:
Amortized cost	10,922	10,003
Gross unrealized gains	31	0
Gross unrealized losses	(221)	(284)
Estimated fair value	10,732	9,719
Held to maturity:
Amortized cost	4,525	6,548
Gross unrealized gains	89	12
Gross unrealized losses	0	0
Estimated fair value	$ 4,614	$ 6,560